SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Segment Reporting
	Year ended December 31,
	2012	2013	2014
Revenue:
MMP SoC for portable media players	$54,150	$69,256	$50,143
Testing solutions	179	135	117
	$54,329	$69,391	$50,260
Gross profit:
MMP SoC for portable media players	$19,143	$21,349	$3,995
Testing solutions	79	77	71
	$19,222	$21,426	$4,066